Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
The following recent Accounting Standards Update (ASU) issued by the FASB came into effect in 2020, was amended in 2021 and has not been adopted by the Company:

ASU 2020-04 Reference rate reform (Topic 848): Facilitation of the effects of reference rate reform on financial reporting and related amendments
London Interbank Offered Rate (LIBOR) is a benchmark interest rate referenced in a variety of agreements that are used by all types of entities. The administrator of LIBOR has ceased the publication of one week and two month USD LIBOR rates on January 1, 2022 and intends to discontinue the remaining USD LIBOR rates immediately following the LIBOR publication on June 30, 2023.
The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to transactions affected by reference rate reform if certain criteria are met. These transactions include contract modifications, hedging relationships, and sale or transfer of debt securities classified as held-to-maturity.
The ASU was effective starting on March 12, 2020, and is available to be adopted on a prospective basis no later than December 31, 2022, when the reference rate replacement activity is expected to be completed. The Company currently has outstanding loans referencing LIBOR, that were not impacted by the administrator of LIBOR ceasing publication of one week and two month USD LIBOR rates, totaling US$572 million that would be affected by the provisions of this ASU. The Company also has a revolving credit facility and an accounts receivable securitization program that reference LIBOR (See Note 15 - Debt). The Company had no outstanding borrowing under these credit facilities as at December 31, 2021. The Company has fallback language to allow for the succession of a clearly defined alternative reference rate within the contracts that reference LIBOR. The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements and related disclosures, and whether it will elect to apply any of the optional expedients and exceptions provided in the ASU.
Other recently issued ASUs required to be applied on or after December 31, 2021 have been evaluated by the Company and are not expected to have a significant impact on the Company's Consolidated Financial Statements.